Property, plant and equipment - Narrative (Details)			3 Months Ended		9 Months Ended
	Jan. 22, 2025 USD ($)	Jan. 02, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment					$ 117,296,000
Depreciation, right-of-use assets					359,000
Additions					478,821,000
Impairment expense, net (refer to note 14)					25,130,000
Gain on warranty			$ 0	$ 0	920,000	$ 0
S21 Pro - Option exercised		48,030
S21 Pros capacity - Option exercised		11.2
S21 XP - Option exercised		30,000
S21 XP capacity - Option exercised		8.1
Bitmain contract - Option exercised		$ 411,350,000
Number or miners S21 T21 swap	9,025
S21 XP upgrade capacity	2.4
S21 XP upgrade	$ 35,840,000
Mining hardware
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment					96,593,000
Depreciation of disposals					16,734,000
Additions					45,795,000
Impairment expense, net (refer to note 14)					$ 25,097,000
Mining Assets, Bitmain T21 Miners
Disclosure of detailed information about property, plant and equipment [line items]
Hashrate operating capacity of Bitmain miners					1.8
Additions					$ 25,204,000
Impairment expense, net (refer to note 14)					24,284,000
Gain on warranty					$ 920,000